DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) $ in Millions	Dec. 31, 2022 USD ($) GWh MMBTU	Dec. 31, 2021 USD ($) GWh MMBTU
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 1,900	$ 1,800
Fair value through profit or loss | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	7,076	10,933
Fair value through profit or loss | Foreign exchange | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	4,440
Fair value through profit or loss | Foreign exchange | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,671
Fair value through profit or loss | Foreign exchange | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	965
Fair value through profit or loss | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	19,976	19,661
Fair value through profit or loss | Interest rates | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	10,126
Fair value through profit or loss | Interest rates | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	8,578
Fair value through profit or loss | Interest rates | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,272
Fair value through profit or loss | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,941	$ 4,353
Fair value through profit or loss | Equity derivatives | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	866
Fair value through profit or loss | Equity derivatives | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,002
Fair value through profit or loss | Equity derivatives | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 73
Fair value through profit or loss | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	51,770,000,000	17,403,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	3,456,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	21,743,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	26,571,000,000
Fair value through profit or loss | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	60,578,000	152,753,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	50,703,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	9,875,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 43,286	$ 52,150
Elected for hedge accounting | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 40,624	$ 36,238
Elected for hedge accounting | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	18,133,000,000	17,754,000,000
Elected for hedge accounting | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	67,803,000	93,623,000
Elected for hedge accounting | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0	$ 95
Elected for hedge accounting | Less than 1 year | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	12,956
Elected for hedge accounting | Less than 1 year | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 5,916
Elected for hedge accounting | Less than 1 year | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	6,574,000,000
Elected for hedge accounting | Less than 1 year | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	52,168,000
Elected for hedge accounting | Less than 1 year | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Elected for hedge accounting | 1 to 5 Years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	29,530
Elected for hedge accounting | 1 to 5 Years | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 31,597
Elected for hedge accounting | 1 to 5 Years | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	8,868,000,000
Elected for hedge accounting | 1 to 5 Years | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	15,635,000
Elected for hedge accounting | 1 to 5 Years | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Elected for hedge accounting | Thereafter | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	800
Elected for hedge accounting | Thereafter | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 3,111
Elected for hedge accounting | Thereafter | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	2,691,000,000
Elected for hedge accounting | Thereafter | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Thereafter | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0